First Data Corporation Stockholder's Equity and Redeemable Noncontrolling Interest - Additional Information (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Payments of Ordinary Dividends, Common Stock	$ 686	$ 28	$ 7
Other Comprehensive (Income) Loss, Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Noncontrolling Interest	$ (11)	$ 1	$ 3